Commitments and Contingencies (Tables)	12 Months Ended
Feb. 01, 2014
Commitments and Contingencies
Schedule of future minimum annual rental commitments for all non-cancelable operating leases

(In millions)	Operating leases

For the fiscal year:
2014	$390
2015	343
2016	294
2017	236
2018	181
Thereafter	350

Total minimum rental commitments	$1,794